New standards and interpretations - Additional Information (Detail)	12 Months Ended
Dec. 31, 2018 USD ($)
IFRS 16 [member] | Property, plant and equipment subject to operating leases [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Increase (decrease) in balances due to adoption of new accounting standards	$ 28,000,000,000
IFRS 16 [member] | Finance debt subject to operating leases [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Increase (decrease) in balances due to adoption of new accounting standards	28,000,000,000
Bottom of range [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Incremental borrowing rates on lease arrangements	0.0247
Top of range [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Incremental borrowing rates on lease arrangements	$ 0.0700